Restricted Net Assets (Details) (PRC subsidiaries) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Restricted Net Assets
Allocation of after-tax profits to general reserve fund, percentage	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Reserve funds	$ 7,800	48,673	36,390
Amount of restricted share capital of subsidiaries	$ 96,900	603,466